Summary of Significant Accounting Policies (Details Narrative) - USD ($) None in scaling factor is -9223372036854775296	2 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Oct. 26, 2014
Accounting Policies [Abstract]
Cash equivalents
Tax benefit realized upon ultimate settlement with taxing authority	greater than 50%	greater than 50%